February 24, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Mileage Funds File Nos. 033-91058 and 811-09018 Post Effective Amendment No. 22

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Mileage Funds (the “Trust”) is Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

The purposes of this Amendment are to: (1) reflect new and revised disclosures required by the amendments to the Form N-1A adopted by the Securities and Exchange Commission; and (2) make certain non-material changes to the registration statement.  The Trust will file by subsequent amendment the financial statements for the fiscal year ended December 31, 2009.

The Trust has adopted a master-feeder operating structure for its series American Beacon Money Market Mileage Fund.  This Amendment includes signature pages for the American Beacon Master Trust, the master trust, and the American Beacon Mileage Funds, the feeder trust.

The Registrant elects that this filing will become effective on April 30, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning this filing, please do not hesitate to contact me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger
Attachments

cc:           Rosemary Behan
   American Beacon Advisors, Inc.